COLUMBIA FUNDS SERIES TRUST I

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

(the “Fund”)

Supplement dated March 11, 2013 to the Fund’s Prospectuses dated January 1, 2013 and March 1, 2013, each as supplemented, and the Fund’s Statement of Additional Information dated

March 1, 2013, as supplemented

Effective immediately, the section of the Fund’s prospectuses entitled “Investment Manager and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Manager	Portfolio Managers
Columbia Management Investment Advisers, LLC	Paul F. Stocking Co-manager. Service with the Fund since April 2012.

Steven R. Schroll Co-manager. Service with the Fund since April 2012.

Dean A. Ramos, CFA Co-manager. Service with the Fund since March 2013.

Effective immediately, the section of the Fund’s prospectuses entitled “Management of the Fund – Primary Service Providers – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Paul F. Stocking

Co-manager. Service with the Fund since April 2012.

Portfolio Manager of the Investment Manager. Associated with the Investment Manager as an investment professional since 1995. Mr. Stocking began his investment career in 1987 and earned a B.B.A. from University of Michigan and an M.B.A from University of Chicago.

Steven R. Schroll

Co-manager. Service with the Fund since April 2012.

Portfolio Manager of the Investment Manager. Associated with the Investment Manager as an investment professional since 1998. Mr. Schroll began his investment career in 1981 and earned a B.S. from Drake University and an M.B.A. from the University of Minnesota.

Dean A. Ramos, CFA

Co-manager. Service with the Fund since March 2013.

Associate Portfolio Manager of the Investment Manager. Associated with the Investment Manager as an investment professional since 2000. Mr. Ramos began his investment career in 1992 and earned a B.S. and M.B.A. from the University of Minnesota.

The following changes are hereby made to the Statement of Additional Information under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES – The Investment Manager and Investment Advisory Services”:

The table under the heading “Portfolio Manager(s)” is modified by adding the following:

Portfolio Manager	Fund(s)
Dean A. Ramos	Global Dividend Opportunity Fund

The table under the heading “Portfolio Manager(s) Information - For Funds with fiscal year ending August 31” is modified by adding the following:

		Other Accounts Managed (excluding the Fund)

Fund	Portfolio Manager				Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in the next sub- section)
		Number and Type of Account	Approximate Total Net Assets	Performance Based Accounts
Global Dividend Opportunity Fund	Dean A. Ramos[5]	0 RICs 10 other accounts	$0 $1.78 million	None	None	(1)

5 Information provided as of January 31, 2013.

The table under the heading “Performance Benchmarks” is modified by adding the following:

Portfolio Manager	Fund(s)	Performance Benchmark(s)	Peer Group

Dean A. Ramos	Global Dividend Opportunity Fund	MSCI All Country World Index (Net); Russell 1000 Index	Lipper Global Equity Income Funds Classification

Shareholders should retain this Supplement for future reference.

C-1381-8 A (3/13)

COLUMBIA FUNDS SERIES TRUST

COLUMBIA LARGE CAP VALUE FUND

(the “Fund”)

Supplement dated March 11, 2013 to the Fund’s Prospectuses

dated July 1, 2012, as supplemented, and the Fund’s

Statement of Additional Information dated February 28, 2013, as supplemented

Effective immediately, the section of the Fund’s prospectuses entitled “Investment Manager and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Manager	Portfolio Managers
Columbia Management Investment Advisers, LLC	Paul F. Stocking Co-manager. Service with the Fund since August 2011.

Steven R. Schroll Co-manager. Service with the Fund since August 2011.

Dean A. Ramos, CFA Co-manager. Service with the Fund since March 2013.

Effective immediately, the section of the Fund’s prospectuses entitled “Management of the Fund – Primary Service Providers – Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Paul F. Stocking

Co-manager. Service with the Fund since August 2011.

Portfolio Manager of the Investment Manager. Associated with the Investment Manager as an investment professional since 1995. Mr. Stocking began his investment career in 1987 and earned a B.B.A. from University of Michigan and an M.B.A from University of Chicago.

Steven R. Schroll

Co-manager. Service with the Fund since August 2011.

Portfolio Manager of the Investment Manager. Associated with the Investment Manager as an investment professional since 1998. Mr. Schroll began his investment career in 1981 and earned a B.S. from Drake University and an M.B.A. from the University of Minnesota.

Dean A. Ramos, CFA

Co-manager. Service with the Fund since March 2013.

Associate Portfolio Manager of the Investment Manager. Associated with the Investment Manager as an investment professional since 2000. Mr. Ramos began his investment career in 1992 and earned a B.S. and M.B.A. from the University of Minnesota.

The following changes are hereby made to the Statement of Additional Information under the section entitled “INVESTMENT ADVISORY AND OTHER SERVICES – The Investment Manager and Investment Advisory Services”:

The table under the heading “Portfolio Manager(s)” is modified by adding the following:

Portfolio Manager	Fund(s)
Dean A. Ramos	Large Cap Value Fund

The table under the heading “Portfolio Manager(s) Information - For Funds with fiscal period ending February 29” is modified by adding the following:

		Other Accounts Managed (excluding the Fund)

Fund	Portfolio Manager	Number and Type of Account	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in the next sub- section)

Large Cap Value Fund	Dean A. Ramos[5]	0 RICs 10 other accounts	$0 $1.78 million	None	None	(1)

5  Information provided as of January 31, 2013.

The table under the heading “Performance Benchmarks” is modified by adding the following:

Portfolio Manager	Fund(s)	Performance Benchmark(s)	Peer Group
Dean A. Ramos	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification

Shareholders should retain this Supplement for future reference.

C-1211-3 A (3/13)